Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2019
Intangible assets, net
Schedule of components of intangible assets, net

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	20,656
Less: Accumulated amortization	(36,563)	(41,184)	(6,136)
Total intangible assets, net	102,065	97,444	14,520

Schedule of estimated amortization expenses

	March 31, 2019
	RMB	US$
Fiscal years ending March 31,
2020	4,621	689
2021	4,621	689
2022	4,621	689
2023	4,621	689
2024	4,621	689
2025 and thereafter	74,339	11,075
Total amortization expenses	97,444	14,520